Common Shares and Treasury Stock - Movement of the outstanding common shares and treasury stock (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2023	Jul. 26, 2022
Stock repurchase program, authorized amount		$ 400,000
Value of stock that has been repurchased during the period	$ 191,628
ADR [Member]
Number of shares that have been repurchased during the period	5,946,314
Value of stock that has been repurchased during the period	$ 191,628